Retirement benefit plan (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liabilities (assets)	$ (359)	$ (251)
Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liabilities (assets)	2,173	2,189
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liabilities (assets)	$ (2,532)	$ (2,440)